10. Net income (loss) per common share	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
10. Net income (loss) per common share
10.	Net income (loss) per common share

For the three months ended June 30, 2016 the computation of basic and diluted earnings per share is as follows:

	Income	Number of shares	Per share amount

Net income	$68,920

Basic earnings per share	68,920	47,991,602	$0.00

Effect of dilutive securities
Warrants	-	1,200,950
Options	-	-

Diluted earnings per share	$68,920	49,192,552	$0.00

For the six months ended June 30, 2016 the computation of basic and diluted earnings per share is as follows:

	Income	Number of shares	Per share amount

Net income	$212,414

Basic earnings per share	212,414	47,865,229	$0.00

Effect of dilutive securities
Warrants	-	1,200,950
Options	-	-

Diluted earnings per share	$212,414	49,066,179	$0.00

For the three months and six months ended June 30, 2016, options to purchase 480,000 shares of common stock and warrants to purchase 1,500,000 shares of common stock were excluded from the calculation of diluted earnings per share as the option and warrant exercise prices were greater than the average market price of the common shares.

For the three months and six months ended June 30, 2015, the following options and warrants and convertible preferred stock were excluded from the computation of diluted net loss per shares as the result of the computation was anti-dilutive:

Three months and six months ended June 30, 2015

Options to purchase shares of common stock	$480,000
Warrants to purchase shares of common stock	6,300,000
Outstanding at June 30, 2015	$6,780,000